Other Income - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of other operating income [line items]
Other income		€ 540			€ 66	€ 83
Release of expense reserves		82	£ 71
Other income earn out provision						€ 38
Payout annuity business and Bank Owned Life Insurance / Corporate Owned Life Insurance business [member]
Disclosure of other operating income [line items]
Other income	$ 250	231
Unirobe Meeus Groep B.V. [member]
Disclosure of other operating income [line items]
Other income		208
Legal & General [Member]
Disclosure of other operating income [line items]
Other income		17	14
Transamerica financial advisors [member]
Disclosure of other operating income [line items]
Other income					66
Gain from sale of business				$ 58	€ 52
Seven investment management (7IM) [member]
Disclosure of other operating income [line items]
Gain from sale of business		€ 10	£ 7
Other income from sale percentage of share	25.10%	25.10%	25.10%
Clark consulting [member]
Disclosure of other operating income [line items]
Gain from sale of business	$ 8	€ 7